Description Of The Business And Summary Of Significant Accounting Policies (Assignment Of Goodwill To Operating Segments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Total	$ 336.2		$ 336.2
Deepwater [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Total	143.6
Midwater [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Total		[1]
Jackup [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Total	$ 192.6

[1]	Prior to the Merger Date, our rig fleet did not consist of midwater rigs. Therefore, no pre-existing goodwill was reassigned to the Midwater reporting unit as of December 31, 2010.